Common Stock and Warrants	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Common Stock and Warrants

NOTE 15 – COMMON STOCK AND WARRANTS

Equity Incentive Plan

On July 10, 2020, our Board of Directors unanimously approved the PetVivo Holdings, Inc “2020 Equity Incentive Plan” (the “2020 Plan”), subject to approval by our stockholders at the Regular Meeting of Stockholders held on September 22, 2020, when it was approved by our stockholders and became effective. The number of shares of our common stock available and that may be issued as awards under the 2020 Plan is 1,000,000 shares. Unless sooner terminated by the Board, the 2020 Plan will terminate at midnight on July 10, 2030.

Employees, consultants and advisors of the Company (or any subsidiary), and non-employee directors of the Company will be eligible to receive awards under the 2020 Plan. In the case of consultants and advisors, however, their services cannot be in connection with the offer and sale of securities in a capital-raising transaction nor directly or indirectly promote or maintain a market for PetVivo securities.

The 2020 Plan will be administered by the Compensation Committee of our Board of Directors (the “Committee”), which has full power and authority to determine when and to whom awards will be granted, and the type, amount, form of payment, any deferral payment, and other terms and conditions of each award. Subject to provisions of the 2020 Plan, the Committee may amend or waive the terms and conditions, or accelerate the exercisability, of an outstanding award. The Committee also has the authority to interpret and establish rules and regulations for the administration of the 2020 Plan. In addition, the Board of Directors may also exercise the powers of the Committee.

The aggregate number of shares of Petvivo common stock available and reserved to be issued under the 2020 Plan is 1,000,000 shares, but includes the following limits:

● the maximum aggregate number of shares of Common Stock granted as an Award to any Non-Employee Director in any one Plan Year will be 10,000 shares; provided that such limit will not apply to any election of a Non-Employee Director to receive shares of Common Stock in lieu of all or a portion of any annual Board, committee, chair or other retainer, or any meeting fees otherwise payable in cash.

Awards can be granted for no cash consideration or for any cash and other consideration as determined by the Committee. Awards may provide that upon the grant or exercise thereof, the holder will receive cash, shares of PetVivo common stock, other securities or property, or any combination of these in a single payment, installments or on a deferred basis. The exercise price per share of any stock option and the grant price of any stock appreciation right may not be less than the fair market value of PetVivo common stock on the date of grant. The term of any award cannot be longer than ten years from the date of grant. Awards will be adjusted in the event of a stock dividend or other distribution, recapitalization, forward or reverse stock split, reorganization, merger or other business combination, or similar corporate transaction, in order to prevent dilution or enlargement of the benefits or potential benefits provided under the 2020 Plan.

The 2020 Plan permits the following types of awards: stock options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, performance awards, non-employee director awards, other stock-based awards, and dividend equivalents.

As of March 31, 2021, the Company has not awarded any shares pursuant to the 2020 Plan.

Common Stock

For the year ended March 31, 2021 the Company issued 1,070,424 shares of common stock as follows:

i) 30,000 shares valued at $32,453 and recorded in Stock-based compensation to a service provider for video marketing services over a 6-month term;

ii) 20,000 shares with a relative value of $34,709 pursuant to a purchase of 20,000 units whereby a unit is made up of 1 share of common stock and ½ warrant. The value of $34,709 along with the relative value of the warrants associated with this transaction of $17,291 ($52,000 total) was recorded during the quarter ended March 31, 2020 to Common Stock Subscribed and moved to Additional Paid in Capital and Capital Stock upon receipt of funds and issuance of shares of common stock during the quarter ended June 30, 2020;

iii) 12,500 shares valued at $22,000 on July 1, 2020 to two service providers as follows: a) 10,000 to a marketing and investor relations service provider valued at $17,600 that was recorded to stock-based compensation; and b) 2,500 to a legal service provider valued at $4,400 that was recorded to stock-based compensation;

iv) 15,257 shares valued at $12,053 on July 24, 2020 to one warrant holder whereby this warrant holder converted on a cashless basis 25,000 warrants into 15,257 shares of common stock and the warrant had an exercise price of $1.20 per share;

v) 226,071 shares during August and September of 2020 in exchange for $316,500 in cash to four accredited investors;

vi) 162,252 shares valued at $486,755 to directors and officers on September 14, 2020 as bonuses for work over the past two years and recorded to stock-based compensation as follows:

a.	33,619 to John Lai
b.	26,217 to John Carruth
c.	22,993 to John Dolan
d.	10,789 to Gregory Cash
e.	10,711 to David Deming
f.	10,627 to Robert Rudelius
g.	10,550 to Randy Meyer
h.	9,302 to Jim Martin
i.	9,300 to Scott Johnson
j.	9,209 to Joseph Jasper
k.	8,935 to David Masters

vii) 25,003 shares valued at $25,382 to three directors on August 14, 2020, pursuant to their conversions of notes in the total outstanding balance amount of $25,382 made up of $25,000 in principal and $382 in accrued interest; these notes had a set conversion price of $1.02 per share.

viii) 263,568 shares in October 2020 pursuant to conversion of $368,995 in principal and accrued interest of the RDCN valued at $1,729,005 as outlined in this Note 9;

ix) 32,347 shares in October 2020 pursuant to John Lai’s (CEO and a Director of the Company) cashless exercise of a warrant for purchase of 42,188 shares of common stock at a strike price of $1.33 per share;

x) 202,499 shares in October, November and December to accredited investors pursuant to their exercising of warrants with strike prices of $2.22 for cash proceeds of $449,993;

xi) 793 shares in October 2020 pursuant to a warrant holder’s cashless exercise of a warrants for purchase of 6,750 shares of common stock at a strike price of $4.44 per share;

xii) 17,379 shares on January 2021 pursuant to a conversion of a $50,000 convertible note and $205 in accrued interest at a conversion rate of $2.89 per share;

xiii) 38,516 shares in January 2021 pursuant to John Lai’s (CEO and a Director of the Company) cashless exercise of a warrant for purchase of 42,188 shares of common stock at a strike price of $1.33 per share;

xiv) 15,629 shares in January 2021 pursuant to a warrant holder’s cashless exercise of a warrant for purchase of 17,187 shares of common stock at a strike price of $1.33 per share;

xv) 5,163 shares in February 2021 pursuant to a warrant holder’s cashless exercise of warrant for purchase of 9,000 shares of common stock at a strike price of $4.44 per share;

xvi) 3,447 shares in March 2021 to a director pursuant to a warrant holder’s exercise of warrants for purchase with a strike price of $1.60 per share for cash proceeds of $5,504.

On October 31, 2019, the Company’s Board of Directors also approved a compensation plan for John Lai that included his retention of 150,000 escrowed shares that he never returned to the Company’s Treasury.

John Lai (CEO & Director), Randall Meyer (Director), and John Dolan (Secretary & Director) are all related parties, and the reduction of $375,936 as outlined in the above Roman numeral vi was included in Accrued Expenses – Related Party. The settlement of $80,029 for a former employee’s accrued salary as outlined in the above Roman numeral vi was accounted for as a reduction of Accounts Payable and Accrued Expenses. A loss on extinguishment of debt was recorded in the amount of $81,738 related to these transactions as indicated in Roman numeral vi above.

For the year ended March 31, 2020, the Company issued 761,100 shares of common stock as follows:

i) 87,000 shares to John Lai pursuant to a Settlement Agreement whereby Mr. Lai agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $116,000 and hold the shares for a period of at least 3 years;

ii) 143,952 shares to Randall Meyer pursuant to a Settlement Agreement whereby Mr. Meyer agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $191,936 and hold the shares for a period of at least 3 years;

iii) 51,000 shares to John Dolan pursuant to a Settlement Agreement whereby Mr. Dolan agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $68,000 and hold the shares for a period of at least 3 years; and

iv) 42,015 shares to a former employee pursuant to a Settlement Agreement dated August 29, 2019, whereby this individual agreed to release the Company of all claims, including compensation earned in the amount of $80,029; and

v) 27,000 shares to a service provider for $120,000 worth of services provided during the one-year period ended July 13, 2019 and valued at $4.44 per share over that period on a pro-rata basis; and

vi) 90,000 shares on September 13, 2019 to one shareholder that the Company sold in exchange for $100,000, which equates to a price per share of $1.12 per share; and

vii) 67,500 shares on September 18, 2019 to a service provider valued at $102,000 whereby this service provider agreed to provide video production, investor relations, and promotional services in exchange for 67,500 shares of common stock;

viii) 121,500 shares to various accredited investors in exchange for $135,000 in cash, which equates to a price per share of $1.12 per share; and

ix) 22,500 shares to service providers for $55,000 of investor relations and marketing services performed by Barry Kaplan Associates during the six-month period ending in April 2020; and

x) On December 9, 2019, the Company received $104,000 in exchange for 40,000 units, which equates to $2.60/unit, whereby a unit is made up of one share of common stock and 1/2 warrant share wherein the common stock was recorded at its relative fair value of $69,391 and the warrants are described below in this Form 10-K’s Note 13’s “Warrants” subsection; and

xi) On December 31, 2019, The Company entered into an agreement whereby we agreed to issue 37,500 shares of common stock to a service provider, Launchpad IR, at $1.68/share for total consideration of $70,500, for investor relations services.

xii) 15,784 shares of common stock to a former Director of the Company pursuant to a cashless conversion feature within the former Director’s warrant for 42,188 shares, equating to a conversion rate of .37:1.00; and

xiii) 15,349 shares of common stock to a John Lai pursuant to a cashless conversion feature within his warrant for 42,188 shares, equating to a conversion rate of .36:1.00.

The transactions outlined directly above and enumerated i) through iii) yielded a reduction of $375,936 in Accrued Expenses – Related Party that was owed and payable to them arising from services they provided in the past. The settlement of $80,029 explained in number iv above for a former employee’s accrued salary was accounted for as a reduction of Accounts Payable and Accrued Expenses. A loss on extinguishment of debt was recorded in the amount of $81,738 related to the transactions numbered i) through iv).

On October 31, 2019, the Company’s Board of Directors also approved a compensation plan for John Lai that included his retention of 150,000 escrowed shares.

After the balance sheet date of March 31, 2020, the Company sold and agreed to issue 20,000 units in exchange for $52,000, which equates to $2.60/unit, whereby a unit is made up of one share of common stock and 1/2 warrant share wherein the common stock was recorded at its relative fair value of $34,709 and the 10,000 warrants are valued at $17,291 and are exercisable for 3 years from the date of the grant at $4.00/share. The $52,000 was recorded as a receivable at March 31, 2020 pursuant to ASC 310-10-S99-2, which permits the Company to record such a note as an asset if the note is collected prior to issuance of the financial statements; as outlined in Note 17, we received the funds pursuant to this sale prior to the issuance of this Annual Report on Form 10-K.

Warrants

During the year ended March 31, 2021, the Company issued warrants to purchase a total of 240,632 shares of common stock as follows:

i) warrants issued for 10,000 shares, sold at $17,291 to one investor using the Black-Scholes model, whereas the warrants vested immediately upon issuance and are exercisable at $4.00 per share for 3 years from the grant date of April 6, 2020;

ii) warrants issued for 72,596 shares, valued at $160,307 using the Black-Scholes model, to directors, officers and consultants at exercise prices between $1.40 and 1.60 per share with a weighted average price per share of $1.52 per share; and

iii) warrants issued with debt for 158,036 shares, valued at $265,500 using the Black-Scholes model, to an investor and broker, whereby the relative value as described in Note 9 of $91,500 was recorded to Warrants issued in conjunction with convertible debt on the statement of equity; the warrants have a cashless warrant exercise feature, are exercisable at $1.40 per share for a term of five years from the date of the grant of June 15, 2020 and vested immediately.

These warrants’ values were arrived at by using the Black-Scholes valuation model with the following assumptions:

i) an expected volatility of the Company’s shares on the date of the grants of between approximately 350% and 433%, based on historical volatility.

ii) risk-free rates identical to the U.S. Treasury 3-year and 5-year treasury bill rates on the date of the grants between 0.29% and 1.16%.

During the year ended March 31, 2021, the Company had warrants to purchase a total of 45,000 shares of common stock expire valued at $84,644 using the Black-Scholes model, $84,644 of unrecognized compensation which will not be recognized due to the expiration of this warrant since it was not vested pursuant to the performance milestones included in the same.

During the year ended March 31, 2020, the Company granted 90,000 warrants to management team members that vest upon achieving certain performance conditions (milestones). These warrants were valued using the Black Scholes valuation model at $199,982. On a quarterly basis, the Company evaluates the probability of these certain milestones being reached and recognizes expense relating to these warrants based on that probability and other criteria. As of March 31, 2020, these milestones were not met and were not probable to occur and as a result the Company recognized $-0- in expense related to these warrants that may or may not vest pursuant to their respective milestones.

During the year ended March 31, 2020, the Company granted warrants to purchase a total of 476,425 shares of common stock valued using the Black-Scholes model including:

i) warrants for 67,500 shares, valued at $119,954, to three new Directors, Messrs. Scott Johnson, Gregory Cash, and James Martin, with 135,000 vested immediately and 135,000 vesting quarterly between August 2020 and May 2021, and exercisable over a five-year term at $1.32/share; and

ii) warrants for 55,125 shares, valued at $122,489, to John Dolan, whereby 10,125 were granted as a bonus and were vested immediately on the October 31, 2019 grant date, 22,500 that vest upon a performance-based milestone, and 22,500 that vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $2.24 per share; and

iii) warrants for 135,000 shares, valued at $299,973, to John Lai, whereby 45,000 vest upon performance-based milestones and 90,000 vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $2.24 per share; and

iv) warrants for 112,500 shares, valued at $249,997, to John Carruth, whereby 22,500 vest upon performance-based milestones and 90,000 vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $2.24 per share; and

v) warrants for 10,313 shares, valued at $22,915, to David Deming, whereby they vest monthly during the eleven-month period ending August 31, 2020, have a strike price of $1.96 per share and a five-year term; and

vi) warrants for 19,847 shares, valued at $38,744, to John Lai, whereby they vested on December 31, 2019, have a strike price of $1.95 per share and a five-year term; and

vii) warrants for 3,970 shares, valued at $7,749, to John Dolan, whereby they vested on December 31, 2019, have a strike price of $1.95 per share and a five-year term; and

viii) warrants for 20,000 shares, issued as a detachable warrant in purchased units with a relative fair value of $34,609, whereby an accredited investor purchased 40,000 units for $104,000 at a rate of $2.60/unit and a unit equates to one share of common stock and one-half warrant, and furthermore where the warrants are exercisable for a term of 3 years, have a strike price of $4.00 per share and are vested immediately; and

ix) warrants to several directors for service to the Company, issued and vested on December 31, 2019, with a strike price of $1.96 per share, and exercisable for a five-year term:

a.	1,765 to Gregory Cash valued at $3,445 and,
b.	1,434 to Robert Rudelius valued at $2,799 and,
c.	1,213 to Scott Johnson valued at $2,368 and,
d.	1,213 to Randall Meyer valued at $2,368 and,
e.	1,103 to David Deming valued at $2,153 and,
f.	1,103 to James Martin valued at $2,153 and,
g.	882 to Joseph Jasper valued at $1,722 and,
h.	662 to David Masters valued at 1,292.

x) warrants for 24,523 shares, valued at $11,967, to John Lai, whereby they vested on March 31, 2020, have a strike price of $1.28 per share and a five-year term; and

xi) warrants for 8,829 shares, valued at $4,308, to John Dolan, whereby they vested on March 31, 2020, have a strike price of $1.27 per share and a five-year term; and

xii) warrants to several directors for service to the Company, issued and vested on March 31, 2020, with a strike price of $1.28 per share, and exercisable for a five-year term:

a.	1,717 to Gregory Cash valued at $838 and,
b.	1,594 to Robert Rudelius valued at $778 and,
c.	1,104 to Scott Johnson valued at $539 and,
d.	1,104 to Randall Meyer valued at $539 and,
e.	1,226 to David Deming valued at $598 and,
f.	1,226 to James Martin valued at $598 and,
g.	981 to Joseph Jasper valued at $479 and,
h.	491 to David Masters valued at $239.

During the year ended March 31, 2020, the Company cancelled warrants to purchase a total of 90,000 shares of common stock including:

i) warrants for 67,500 shares, valued at $300,770 using the Black-Scholes model, $117,144 in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the terms of such warrants dictating cancellation upon the two-month anniversary of a cease of service; and

ii) warrants for 13,500 shares that were never originally valued, were to be vested upon billing from service providers, and were cancelled because those services were never received; and

iii) warrants for 9,000 shares, valued at $68,000 using the Black-Scholes model, $17,000 in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the holder’s service agreement’s term lapsing and requisite clauses contained therein.

During the year ended March 31, 2020, the Company had warrants to purchase a total of 84,375 shares of common stock converted on a cashless basis including:

i) warrants for 42,188 shares, valued at $56,223 using the Black-Scholes model, $-0- in expense of which had yet to be taken at the time of conversion, held and converted by John Lai into 15,349 shares of common stock at a conversion rate of .36:1.00; and

ii) warrants for 42,187 shares, valued at $102,807 using the Black-Scholes model, $-0- in expense of which had yet to be taken at the time of conversion were converted into 15,785 shares of common stock at a conversion rate of .37:1.00 by a former director of the Company.

A summary of warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Warrants Exercisable	Weighted- Average Exercisable Price

Outstanding, March 31, 2019	954,745	$2.20	758,759	$2.16
Granted	476,425	2.07
Cashless warrant exercises	(84,375)	1.27
Expired	(22,500)	2.22
Canceled	(90,000)	2.32
Outstanding, March 31, 2020	1,234,295	2.12	1,027,092	2.13
Issued in conjunction with convertible debt	158,036	1.40
Sold for cash	10,000	4.00
Issued and granted	72,596	1.52
Exercised for cash	(205,946)	2.21
Cashless warrant exercises	(142,313)	1.64
Expired	(45,000)	3.78
Outstanding, March 31, 2021	1,081,668	$2.02	881,982	$2.00

At March 31, 2021, the range of warrant prices for shares under warrants and the weighted-average remaining contractual life is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
1.20-2.00	653,055	$1.36	4.28	622,119	$1.36

2.01-4.00	320,438	2.39	3.43	151,688	2.57

4.01-10.00	108,175	4.94	1.50	108,175	4.94

Total	1,081,668	2.02	3.75	881,982	2.00

For the years ended March 31, 2021 and 2020, the total stock-based compensation on all instruments was $452,674 and $962,678, respectively. It is expected that the Company will recognize expense after March 31, 2021 related to warrants issued, outstanding, and valued using the Black Scholes pricing model as of March 31, 2021 in the amount of approximately $235,000.

The Company granted warrants during the fiscal years ended March 31, 2021 and 2020 based on the following ranges:

	Fiscal Year Ended March 31,
	2021	2020
Stock price on valuation date	$1.54-1.76	$.48-2.25
Exercise price	$1.32-1.60	$1.28-2.24
Term (years)	5.00	.003-10
Weighted-average volatility*	344%	348%
Risk-free rate	.3% - .6%	1.5% - 2.4%

*Weighted-average volatility disclosed as opposed to a range

The fair value of each warrant award is estimated on the date of grant using a Black-Scholes valuation model that uses the assumptions noted in the table above. Because the Black-Scholes valuation model incorporates ranges of assumptions for inputs, those ranges are disclosed in the table above. Implied volatilities are based on historical volatility of the Company’s stock. No reserve is taken for warrants granted that we estimate will not vest as there is not enough historical data to come to a reasonable estimation of the same. The risk-free rate for periods within the contractual lives of the warrants is based on the 13-week U.S. Treasury bill rates in effect at the time of grants.